Quarterly Results (Unaudited) - Schedule of Unaudited Quarterly Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Jan. 31, 2017	[1]	Oct. 31, 2016	[1]	Jul. 31, 2016	[1]	Apr. 30, 2016	[1]	Jan. 31, 2016		Oct. 31, 2015		Jul. 31, 2015		Apr. 30, 2015		Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 99,928		$ 120,574		$ 123,635		$ 120,646		$ 124,179		$ 136,967		$ 127,771		$ 129,188		$ 464,783	$ 518,105	$ 522,057
Cost of revenues (exclusive of depreciation, amortization and impairment charges shown below)	(87,441)	[2],[3]	(97,124)	[2],[3]	(100,474)	[2],[3]	(97,062)	[2],[3]	(101,551)	[2]	(110,209)	[2]	(106,099)	[2]	(102,008)	[2]	(382,101)	(419,867)	(411,077)
Depreciation and amortization	(6,300)		(6,517)		(6,527)		(5,958)		(7,203)		(7,250)		(7,599)		(8,040)		(25,302)	(30,092)	(37,619)
Impairment charges													(4,598)					(4,598)
Net loss from continuing operations	(29,152)		(4,463)		(5,413)		(8,021)		(13,333)		(7,689)		(22,716)		(4,614)		(47,049)	(48,352)	(38,993)
Net loss	$ (33,080)		$ (5,043)		$ (5,310)		$ (8,803)		(16,651)		(3,442)		(18,154)		(6,558)		(52,236)	(44,805)	(109,327)
Net (loss) income attributable to noncontrolling interests									28									28	(824)
Net loss attributable to Layne Christensen Company									$ (16,623)		$ (3,442)		$ (18,154)		$ (6,558)		$ (52,236)	$ (44,777)	$ (110,151)
Loss per share from continuing operations - basic and diluted	$ (1.47)	[4]	$ (0.23)	[4]	$ (0.27)	[4]	$ (0.41)	[4]	$ (0.67)	[4]	$ (0.41)	[4]	$ (1.14)	[4]	$ (0.23)	[4]	$ (2.38)	$ (2.45)	$ (2.03)
Loss per share - basic and diluted	$ (1.67)	[4]	$ (0.26)	[4]	$ (0.26)	[4]	$ (0.45)	[4]	$ (0.84)	[4]	$ (0.17)	[4]	$ (0.93)	[4]	$ (0.33)	[4]	$ (2.64)	$ (2.27)	$ (5.61)

[1]	All periods have been retrospectively presented to reflect the sale of our Heavy Civil business as discontinued operations.
[2]	As discussed in Note 1 to the Consolidated Financial Statements, we utilize multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.
[3]	As part of the Water Resources Business Performance Initiative, we determined a better reflection of cost of revenues is to include indirect project manager costs that historically have been presented in selling, general and administrative expenses. Indirect project manager costs are included in cost of revenues for all periods presented.
[4]	Loss per share was computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.